Expense Example, No Redemption - Macquarie Multi-Asset Income Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	179	665	1,177	2,585